Pioneer Variable Contracts Trust
Pioneer Fund

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  September 30, 2024

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.4%
	Common Stocks — 99.0% of Net Assets
	Aerospace & Defense — 1.6%
20,808	RTX Corp.	$ 2,521,097
	Total Aerospace & Defense	$2,521,097
	Air Freight & Logistics — 3.5%
41,321	United Parcel Service, Inc., Class B	$ 5,633,705
	Total Air Freight & Logistics	$5,633,705
	Banks — 10.5%
128,175	Citizens Financial Group, Inc.	$ 5,264,147
128,799	Truist Financial Corp.	5,508,733
127,887	US Bancorp	5,848,273
	Total Banks	$16,621,153
	Biotechnology — 7.1%
5,244	Amgen, Inc.	$ 1,689,669
4,485(a)	Regeneron Pharmaceuticals, Inc.	4,714,812
10,561(a)	Vertex Pharmaceuticals, Inc.	4,911,710
	Total Biotechnology	$11,316,191
	Broadline Retail — 3.4%
28,578(a)	Amazon.com, Inc.	$ 5,324,939
	Total Broadline Retail	$5,324,939
	Building Products — 0.7%
14,126	Carrier Global Corp.	$ 1,137,002
	Total Building Products	$1,137,002
	Capital Markets — 4.4%
10,312	CME Group, Inc.	$ 2,275,343
9,451	Goldman Sachs Group, Inc.	4,679,284
	Total Capital Markets	$6,954,627
	Commercial Services & Supplies — 1.3%
18,350	Veralto Corp.	$ 2,052,631
	Total Commercial Services & Supplies	$2,052,631
	Communications Equipment — 1.7%
6,854(a)	Arista Networks, Inc.	$ 2,630,702
	Total Communications Equipment	$2,630,702
	Construction Materials — 3.7%
11,026	Martin Marietta Materials, Inc.	$ 5,934,744
	Total Construction Materials	$5,934,744
	Consumer Staples Distribution & Retail — 3.2%
54,865(a)	BJ's Wholesale Club Holdings, Inc.	$ 4,525,265
619	Costco Wholesale Corp.	548,756
	Total Consumer Staples Distribution & Retail	$5,074,021
	Electrical Equipment — 3.1%
55,737	ABB, Ltd. (A.D.R.)	$ 3,228,287
16,997	Vertiv Holdings Co., Class A	1,691,032
	Total Electrical Equipment	$4,919,319

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Energy Equipment & Services — 0.8%
42,108	Halliburton Co.	$ 1,223,237
	Total Energy Equipment & Services	$1,223,237
	Entertainment — 1.2%
13,552	Electronic Arts, Inc.	$ 1,943,899
	Total Entertainment	$1,943,899
	Financial Services — 1.4%
8,093	Visa, Inc., Class A	$ 2,225,170
	Total Financial Services	$2,225,170
	Ground Transportation — 1.5%
32,655(a)	Uber Technologies, Inc.	$ 2,454,350
	Total Ground Transportation	$2,454,350
	Health Care Providers & Services — 1.0%
2,740	UnitedHealth Group, Inc.	$ 1,602,023
	Total Health Care Providers & Services	$1,602,023
	Hotels, Restaurants & Leisure — 1.8%
35,255(a)	Planet Fitness, Inc., Class A	$ 2,863,411
	Total Hotels, Restaurants & Leisure	$2,863,411
	Interactive Media & Services — 3.9%
37,230	Alphabet, Inc., Class A	$ 6,174,595
	Total Interactive Media & Services	$6,174,595
	IT Services — 4.9%
4,181	Accenture Plc, Class A	$ 1,477,900
21,489(a)	Akamai Technologies, Inc.	2,169,314
18,359	International Business Machines Corp.	4,058,808
	Total IT Services	$7,706,022
	Life Sciences Tools & Services — 0.5%
2,952	Danaher Corp.	$ 820,715
	Total Life Sciences Tools & Services	$820,715
	Machinery — 0.4%
1,689	Caterpillar, Inc.	$ 660,602
	Total Machinery	$660,602
	Metals & Mining — 5.1%
58,660	Freeport-McMoRan, Inc.	$ 2,928,307
98,671	Teck Resources, Ltd., Class B	5,154,573
	Total Metals & Mining	$8,082,880
	Oil, Gas & Consumable Fuels — 0.4%
3,878	Cheniere Energy, Inc.	$ 697,420
	Total Oil, Gas & Consumable Fuels	$697,420
	Pharmaceuticals — 1.9%
24,939	Novo Nordisk AS (A.D.R.)	$ 2,969,487
	Total Pharmaceuticals	$2,969,487
	Semiconductors & Semiconductor Equipment — 12.5%
1,929(a)	Advanced Micro Devices, Inc.	$ 316,510
12,488	Broadcom, Inc.	2,154,180
3,790	KLA Corp.	2,935,014

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited) (continued)
Shares		Value
	Semiconductors & Semiconductor Equipment — (continued)
3,406	Lam Research Corp.	$ 2,779,569
96,146	NVIDIA Corp.	11,675,970
	Total Semiconductors & Semiconductor Equipment	$19,861,243
	Software — 8.0%
9,924(a)	Autodesk, Inc.	$ 2,733,864
20,634	Microsoft Corp.	8,878,810
3,005(a)	Palo Alto Networks, Inc.	1,027,109
	Total Software	$12,639,783
	Specialty Retail — 1.3%
4,991	Home Depot, Inc.	$ 2,022,353
	Total Specialty Retail	$2,022,353
	Technology Hardware, Storage & Peripherals — 6.3%
43,225	Apple, Inc.	$ 10,071,425
	Total Technology Hardware, Storage & Peripherals	$10,071,425
	Textiles, Apparel & Luxury Goods — 1.9%
19,578	LVMH Moet Hennessy Louis Vuitton SE (A.D.R.)	$ 3,007,377
	Total Textiles, Apparel & Luxury Goods	$3,007,377
	Total Common Stocks (Cost $98,044,744)	$157,146,123

	SHORT TERM INVESTMENTS — 1.4% of Net Assets
	Open-End Fund — 1.4%
2,300,184(b)	Dreyfus Government Cash Management, Institutional Shares, 4.80%	$ 2,300,184
		$2,300,184
	TOTAL SHORT TERM INVESTMENTS (Cost $2,300,184)	$2,300,184
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.4% (Cost $100,344,928)	$159,446,307
	OTHER ASSETS AND LIABILITIES — (0.4)%	$(643,152)
	net assets — 100.0%	$158,803,155

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2024.

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2024 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$157,146,123	$—	$—	$157,146,123
Open-End Fund	2,300,184	—	—	2,300,184
Total Investments in Securities	$159,446,307	$—	$—	$159,446,307
During the period ended September 30, 2024, there were no transfers in or out of Level 3.
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